01.31 Fidelity Stock Selector Large Cap Value Fund AMCIZ PRO-09 | Fidelity® Stock Selector Large Cap Value Fund
Fund Summary Fund/Class:<br/>Fidelity® Stock Selector Large Cap Value Fund/Fidelity Advisor® Stock Selector Large Cap Value Fund A, M, C, I, Z
Investment Objective
The fund seeks long-term growth of capital.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 29 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity® Stock Selector Large Cap Value Fund} - 01.31 Fidelity Stock Selector Large Cap Value Fund AMCIZ PRO-09 - Fidelity® Stock Selector Large Cap Value Fund	Fidelity Stock Selector Large Cap Value Fund-Class A		Fidelity Stock Selector Large Cap Value Fund-Class M		Fidelity Stock Selector Large Cap Value Fund-Class C		Fidelity Stock Selector Large Cap Value Fund - Class I	Fidelity Stock Selector Large Cap Value Fund-Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]	none	none
[1]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Stock Selector Large Cap Value Fund} - 01.31 Fidelity Stock Selector Large Cap Value Fund AMCIZ PRO-09 - Fidelity® Stock Selector Large Cap Value Fund	Fidelity Stock Selector Large Cap Value Fund-Class A		Fidelity Stock Selector Large Cap Value Fund-Class M		Fidelity Stock Selector Large Cap Value Fund-Class C	Fidelity Stock Selector Large Cap Value Fund - Class I		Fidelity Stock Selector Large Cap Value Fund-Class Z
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.45%		0.45%		0.45%	0.45%		0.45%
Distribution and/or Service (12b-1) fees	0.25%		0.50%		1.00%	none		none
Other expenses	0.27%		0.34%		0.35%	0.25%		0.10%
Total annual operating expenses	0.97%	[1]	1.29%	[1]	1.80%	0.70%	[1]	0.55%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity® Stock Selector Large Cap Value Fund} - 01.31 Fidelity Stock Selector Large Cap Value Fund AMCIZ PRO-09 - Fidelity® Stock Selector Large Cap Value Fund - USD ($)	Fidelity Stock Selector Large Cap Value Fund-Class A	Fidelity Stock Selector Large Cap Value Fund-Class M	Fidelity Stock Selector Large Cap Value Fund-Class C	Fidelity Stock Selector Large Cap Value Fund - Class I	Fidelity Stock Selector Large Cap Value Fund-Class Z
1 year	$ 668	$ 477	$ 283	$ 72	$ 56
3 years	866	745	566	224	176
5 years	1,080	1,033	975	390	307
10 years	$ 1,696	$ 1,852	$ 2,116	$ 871	$ 689

Hold Shares
Expense Example, No Redemption {- Fidelity® Stock Selector Large Cap Value Fund} - 01.31 Fidelity Stock Selector Large Cap Value Fund AMCIZ PRO-09 - Fidelity® Stock Selector Large Cap Value Fund - USD ($)
	Fidelity Stock Selector Large Cap Value Fund-Class A	Fidelity Stock Selector Large Cap Value Fund-Class M	Fidelity Stock Selector Large Cap Value Fund-Class C	Fidelity Stock Selector Large Cap Value Fund - Class I	Fidelity Stock Selector Large Cap Value Fund-Class Z
1 Year	$ 668	$ 477	$ 183	$ 72	$ 56
3 Years	866	745	566	224	176
5 Years	1,080	1,033	975	390	307
10 Years	$ 1,696	$ 1,852	$ 2,116	$ 871	$ 689

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 92% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in stocks of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Index or the S&P 500® Index).
  Investing in securities of companies that Fidelity Management & Research Company (FMR) believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Investing in domestic and foreign issuers.
  Allocating the fund's assets across different market sectors (at present, communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities), using different Fidelity managers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	19.33%	September 30, 2009
Lowest Quarter Return	-17.88%	March 31, 2009

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2018

Average Annual Total Returns{- Fidelity® Stock Selector Large Cap Value Fund} - 01.31 Fidelity Stock Selector Large Cap Value Fund AMCIZ PRO-09 - Fidelity® Stock Selector Large Cap Value Fund	Past 1 year	Past 5 years	Past 10 years	Since Inception	[1]	Inception Date
Fidelity Stock Selector Large Cap Value Fund-Class A | Return Before Taxes	(14.66%)	3.71%	8.65%
Fidelity Stock Selector Large Cap Value Fund-Class A | After Taxes on Distributions	(15.97%)	3.22%	8.27%
Fidelity Stock Selector Large Cap Value Fund-Class A | After Taxes on Distributions and Sales	(7.65%)	2.88%	7.09%
Fidelity Stock Selector Large Cap Value Fund-Class M | Return Before Taxes	(12.87%)	3.87%	8.58%
Fidelity Stock Selector Large Cap Value Fund-Class C | Return Before Taxes	(11.03%)	4.09%	8.43%
Fidelity Stock Selector Large Cap Value Fund - Class I | Return Before Taxes	(9.20%)	5.23%	9.58%
Fidelity Stock Selector Large Cap Value Fund-Class Z | Return Before Taxes	(9.05%)			0.92%		Feb. 01, 2017
Russell 1000® Value Index(reflects no deduction for fees, expenses, or taxes)	(8.27%)	5.95%	11.18%
[1]	Since inception February 1, 2017.

01.31 Fidelity Stock Selector Large Cap Value Fund AMCIZ PRO-09 | Fidelity® Stock Selector Large Cap Value Fund | Fidelity Stock Selector Large Cap Value Fund-Class A
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
01.31 Fidelity Stock Selector Large Cap Value Fund AMCIZ PRO-09 | Fidelity® Stock Selector Large Cap Value Fund | Fidelity Stock Selector Large Cap Value Fund-Class M
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
01.31 Fidelity Stock Selector Large Cap Value Fund AMCIZ PRO-09 | Fidelity® Stock Selector Large Cap Value Fund | Fidelity Stock Selector Large Cap Value Fund-Class C
On Class C shares redeemed less than one year after purchase.